Note 6 - Earnings (Loss) Per Common Share	7 Months Ended	9 Months Ended	24 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Note 6 - Earnings (Loss) Per Common Share

NOTE 10 — NET INCOME (LOSS) PER SHARE

The net income (loss) per share presented in the audited statement of operations is based on the following:

	For the Period From
	May 19, 2021
	(inception) through
	December 31, 2021
		Non-
	Redeemable	Redeemable
	Common	Common
	Stock	Stock
Basic and diluted net income/(loss) per share:
Numerators:
Net income/(loss)	$(144,837)	$(144,837)
Denominators:
Weighted-average shares outstanding	1,001,327	1,560,288
Basic and diluted net income/(loss) per share	(0.14)	(0.09)

NOTE 10 — NET INCOME (LOSS) PER SHARE

The net income (loss) per share presented in the unaudited statements of operations is based on the following:

	For the Three Months Ended September 30, 2022		For the Nine Months Ended September 30, 2022
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Common Stock	Common Stock	Common Stock	Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net income (loss)	$161,815	$40,454	$(410,436)	$(102,609)
Denominators:
Weighted-average shares outstanding	6,500,000	1,625,000	6,500,000	1,625,000
Basic and diluted net income (loss) per share	$0.02	$0.02	$(0.06)	$(0.06)

Cardio Diagnostics Member During Reverse Merger [Member]
Note 6 - Earnings (Loss) Per Common Share

Note 6 - Earnings (Loss) Per Common Share

The Company calculates net income (loss) per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net earnings (loss) per common share was determined by dividing net earnings (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period.

The Company’s potentially dilutive shares, which include outstanding common stock options, common stock warrants, and convertible debt have not been included in the computation of diluted net loss per share for the nine months ended September 30, 2022 and 2021 as the result would be anti-dilutive.

	Nine Months Ended
	September 30,
	2022	2021

Stock warrants	643,262	87,582
Stock options	513,413	—
Total shares excluded from calculation	1,156,675	87,582

Cardio Diagnostics [Member]
Note 6 - Earnings (Loss) Per Common Share

Note 6 - Earnings (Loss) Per Common Share

The Company calculates net income (loss) per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net earnings (loss) per common share was determined by dividing net earnings (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period.

The Company’s potentially dilutive shares, which include outstanding common stock options, common stock warrants, and convertible debt have not been included in the computation of diluted net loss per share for the years ended December 31, 2021 and 2020 as the result would be anti-dilutive.

	Years Ended
	December 31,
	2021	2020
Stock warrants	84,372	21,450
Total shares excluded from calculation	84,372	21,450